QUARTERLY FINANCIAL COMPARISON (Unaudited)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL COMPARISON (Unaudited)

NOTE 20 - QUARTERLY FINANCIAL COMPARISON (Unaudited)

	2011
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$10,088,665	$10,134,507	$9,904,432	$9,831,790
Interest expense	3,351,796	3,378,500	3,168,429	3,222,317
Net interest income	6,736,869	6,756,007	6,736,003	6,609,473
Provision for loan loss	545,806	644,654	890,861	2,005,830
Net interest income after provision	6,191,063	6,111,353	5,845,142	4,603,643

Noninterest income	1,443,758	1,026,356	952,599	770,327
Noninterest expense	6,937,286	5,277,394	4,923,298	5,111,224

Income before income taxes	697,535	1,860,315	1,874,443	262,746
Provision for income taxes	203,823	653,856	654,648	21,248
Net income	$493,712	$1,206,459	$1,219,795	$241,498
Preferred stock dividends	51,111	197,912	211,732	211,733
Net income available to common shareholders	$442,601	$1,008,547	$1,008,063	$29,765

Earnings per common share[1]
Basic	$0.15	$0.33	$0.33	$0.01
Diluted	$0.15	$0.33	$0.33	$0.01

	2010
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Interest and dividend income	$9,874,883	$9,805,485	$9,893,082	$9,963,537
Interest expense	3,398,511	3,372,947	3,329,856	3,478,901
Net interest income	6,476,372	6,432,538	6,563,226	6,484,636
Provision for loan loss	1,149,441	1,121,203	804,430	858,374
Net interest income after provision	5,326,931	5,311,335	5,758,796	5,626,262

Noninterest income	1,079,848	994,759	744,344	761,225
Noninterest expense	4,619,716	4,437,425	4,899,633	4,238,409

Income before income taxes	1,787,063	1,868,669	1,603,507	2,149,078
Provision for income taxes	621,204	669,335	567,423	784,654
Net income	$1,165,859	$1,199,334	$1,036,084	$1,364,424
Preferred stock dividends	211,732	211,733	211,732	211,733
Net income available to common shareholders	$954,127	$987,601	$824,352	$1,152,691

Earnings per common share[1]
Basic	$0.32	$0.33	$0.28	$0.39
Diluted	$0.32	$0.33	$0.27	$0.38

[1] Earnings per share are based upon quarterly results and may not be additive to the annual earnings per share amounts.